Shareholder Fees	Jan. 31, 2026 USD ($)
Conestoga SMid Cap Fund | Investors Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Conestoga SMid Cap Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Conestoga Discovery Fund | Investors Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Conestoga Discovery Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Conestoga Small Cap Fund | Investors Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Conestoga Small Cap Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0